COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: COMMITMENTS AND CONTINGENCIES

On November 13, 2020, and December 3, 2020, the Company entered into a Master Clinical Research Organization Agreement (the “First Agreement”) and a Master Clinical Trial Agreement (the “Second Agreement”) with Lotus Clinical Research (“Lotus”) as the Company’s clinical research organization.

According to the agreements Lotus will serve as the clinical research organization for the Company’s planned Phase 3 trials of PRF-110, which began in March 2023 and to take place during the years 2023 - 2024. On April 2024, the Company and the CRO negotiated and signed the updated terms of the First Agreement and the Second Agreement and mutually agreed to update the total milestone completion payment to $6.3 million and to update the payment for the actual number of evaluable subjects to $10.3 million, for a total of $16.6.

As of June 30, 2024, the Company recognized as expenses all the prepaid clinical trial of $1,514, as the clinical trials of the last patients were finalized in June 2024. As of June 30, 2024 and 2023, the Company recognized clinical trial expenses of $11.4 million and $2.7 million, respectively.